CONSOLIDATED INTERIM STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Attributable to the owner of the parent	Share capital	Share premium	Treasury shares	Other reserves	Retained earnings	Non-controlling interests.	Total
Balance at beginning of the period at Dec. 31, 2021	$ 286	$ 7	$ 5,992		$ (5,593)	$ (120)		$ 286
(Loss)/profit for the period	157					157		157
Other comprehensive income (expense)	86				49	37		86
Hedging gains transferred to cost of inventory	(72)				(72)			(72)
Shares acquired by AMPSA (Treasury shares)	(3)			$ (3)				(3)
Dividends	(121)					(121)		(121)
Balance at end of the period at Jun. 30, 2022	333	7	5,992	$ (3)	(5,616)	(47)		333
Balance at beginning of the period at Dec. 31, 2022	455	267	5,989		(5,657)	(144)		455
(Loss)/profit for the period	(11)					(11)		(11)
Other comprehensive income (expense)	(41)				(35)	(6)		(41)
Hedging losses transferred to cost of inventory	6				6			6
Dividends	(131)					(131)		(131)
NOMOQ acquisition	(6)				(6)		$ 5	(1)
Balance at end of the period at Jun. 30, 2023	$ 272	$ 267	$ 5,989		$ (5,692)	$ (292)	$ 5	$ 277